Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.008 per share
Amount Registered | shares	11,100,832
Proposed Maximum Offering Price per Unit	0.813
Maximum Aggregate Offering Price	$ 9,024,976.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,246.35
Offering Note	Represents 11,100,832 Class A ordinary shares, par value $0.008 per share, of Youxin Technology Ltd, issued as consideration in connection with the Company's acquisition of 18% of the equity interests in YATOP Group Limited pursuant to a definitive share acquisition agreement entered into on April 21, 2026. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's Class A ordinary shares as reported on the applicable exchange within five business days prior to the filing of this Registration Statement, which was $0.813 per share. Pursuant to Rule 416 under the Securities Act, the Company is also registering an indeterminate number of additional Class A ordinary shares as may become issuable by reason of any share dividends, share splits, recapitalizations or other similar transactions.